Prepayments	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Prepayments

Note 6 – Prepayments

Prepayments consist of the following:

	December 31, 2023	December 31, 2022
Prepayments
Prepayments - subcontracting	$4,890,716	$1,569,781
Prepayments - fuel	240,048	212,047
Prepayments - insurance	16,724	92,630
Prepayments - parts and others	71,309	54,543
Prepayments - car services	7,638,237	4,279,810
Prepayments - telecommunication services expenses	3,808,139	544,306
Prepayments - vehicles	-	57,995
Prepayments - liquor	373,281	-
Prepayments - legal	222,556	222,556
Total prepayments	$17,261,010	$7,033,669

In accordance with ASU 2016-13, prepayments, as assets measured at amortized cost, are under monitoring and measurements regarding its net value. Credit risk, industrial environment, and business relationship, considered to be the main indicators that reveals the potential loss on such assets, are integrate in the process of measurement of prepayments. Based on the results of impairment test, no impairment loss for prepayments was recognized for the years ended December 31, 2023 and 2022.